Statement of Cash Flows (Unaudited) (USD $)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Net loss for the period	$ (552,518)	$ (870,022)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible debenture	5,840	10,984
Loss on change in fair value of derivative liabilities	320,100	565,385	245,285
Changes in operating assets and liabilities:
Prepaid expenses and deposits		(25)
Accounts payable and accrued liabilities	19,779	40,120
Net cash used in operating activities	(206,799)	(253,558)
Financing Activities
Proceeds from issuance of common stock	125,000	125,000
Proceeds from issuance of convertible debentures		150,000
Net cash provided by financing activities	125,000	275,000
Increase (decrease) in cash	(81,799)	21,442
Cash, beginning of period	103,241
Cash, end of period	21,442	21,442	103,241
Non-cash transactions
Discount on convertible note due to derivative liability		150,000
Effect of reverse merger		$ 125,500